Document and Entity Information	0 Months Ended
Aug. 12, 2014
Risk/Return:
Document Type	497
Document Period End Date	Aug. 12, 2014
Registrant Name	DREYFUS MUNICIPAL FUNDS INC
Central Index Key	0000878092
Amendment Flag	false
Document Creation Date	Aug. 12, 2014
Document Effective Date	Aug. 12, 2014
Prospectus Date	Jan. 01, 2014
Dreyfus High Yield Municipal Bond Fund | Class Z
Risk/Return:
Trading Symbol	DHMBX
Dreyfus High Yield Municipal Bond Fund | Class A
Risk/Return:
Trading Symbol	DHYAX
Dreyfus High Yield Municipal Bond Fund | Class C
Risk/Return:
Trading Symbol	DHYCX
Dreyfus High Yield Municipal Bond Fund | Class I Shares
Risk/Return:
Trading Symbol	DYBIX
Dreyfus High Yield Municipal Bond Fund | Class Y
Risk/Return:
Trading Symbol	DHYYX